CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 243,972
Prepaid expenses and other current assets	742,923	$ 5,000
Total Current Assets	986,895	5,000
Cash held in Trust Account	278,005,993
Deferred offering cost		557,663
Total Assets	278,992,888	562,663
Current liabilities:
Accounts payable and accrued offering costs	412,947	531,947
Related party loans	462,295	25,716
Total Current Liabilities	875,242	557,663
Warrant Liability	20,951,948
Deferred underwriting fee payable	8,505,100
Total Liabilities	30,332,290	557,663
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	28,236,893	24,280
Accumulated deficit	(7,663,297)	(20,000)
Total Shareholder's Equity	20,574,641	5,000
Total Liabilities and Shareholder's Equity	278,992,888	562,663
Class A Common Stock
Shareholders' Equity
Common stock	350
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	228,085,957
Class B Common Stock
Shareholders' Equity
Common stock	695	720	[1]
Total Shareholder's Equity	$ 695	$ 720

[1]	Includes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 Class B ordinary shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).